Nova Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	30.81%	15.43%		14.40%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.34%	11.89%		12.47%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.26%	10.40%		10.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	26.51%	15.17%		14.70%